Other Balance Sheet Components (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net:
Accounts receivable		$ 305,895	$ 305,895	$ 224,396
Allowance for doubtful accounts:
Balance at the beginning of year			(14,068)	(14,980)	$ (22,761)
Additional provision charged to expenses			(8,465)	(14,621)	(14,933)
Write-off			2,319	15,533	22,714
Balance at the end of year		(20,214)	(20,214)	(14,068)	$ (14,980)
Accounts receivable, net		285,681	285,681	210,328
Prepaid expenses and other current assets:
Prepayments and loan to investees		62,172	62,172	115,860
Secured loan to a founder of a related party		80,000	80,000	100,000
Consideration receivables from disposing of the investment in E-House (Note 4)				127,600
Rental and other operation deposits		30,191	30,191	18,975
Amounts due to Weibo users		25,277	25,277	21,203
Content fees and revenue share		12,013	12,013	7,124
Advertising and marketing fees		2,926	2,926	3,802
Others		15,659	15,659	12,809
Prepaid expenses and other current assets		228,238	228,238	407,373
Secured loan term to a founder of a related party (in years)	1 year
Annual interest rate of secured loan to a founder of a related party (as a percent)	5.00%
Property and equipment, net:
Property and equipment, gross		454,960	454,960	407,021
Less: Accumulated depreciation		(192,284)	(192,284)	(165,341)
Property and equipment, net		262,676	262,676	241,680
Other assets:
Loan to an investees				4,320
Investment related deposits		38,897	38,897	38,855
Deferred tax assets		16,158	16,158	12,587
Others		2,027	2,027	1,045
Total Other assets		57,082	57,082	56,807
Accrued expenses and other current liabilities:
RMB deposit received from E-House (Note 4)				128,153
Accrued sales rebates		104,117	104,117	72,941
Accrued payroll related expenses (including sales commission)		141,129	141,129	88,629
Advertising and marketing expenses		88,614	88,614	49,908
Guarantee liabilities		10,143	10,143
Deposit from an investee				19,608
Loan from a third party				19,896
Turnover tax		32,367	32,367	20,013
Amount due to Weibo users		25,277	25,277	21,203
Employee reimbursement		8,055	8,055	7,459
Professional fee		9,253	9,253	6,528
Unpaid consideration for acquisitions		5,704	5,704
Others		22,120	22,120	18,413
Total accrued expenses and other current liabilities		446,779	446,779	452,751
Loans Receivable
Prepaid expenses and other current assets:
Loan repaid			20,000
Annual interest rate (as a percent)					7.50%
Loans Receivable | Company A
Prepaid expenses and other current assets:
Annual interest rate (as a percent)					3.00%
Accrued expenses and other current liabilities:
Loan amount					$ 21,000
Loan term (in years)					2 years
Office building
Property and equipment, net:
Property and equipment, gross		208,731	208,731	195,053
Office building related facilities
Property and equipment, net:
Property and equipment, gross		3,499	3,499	3,276
Computers and equipment
Property and equipment, net:
Property and equipment, gross		214,644	214,644	185,816
Leasehold improvements
Property and equipment, net:
Property and equipment, gross		14,258	14,258	10,602
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross		11,355	11,355	9,982
Other
Property and equipment, net:
Property and equipment, gross		2,473	$ 2,473	$ 2,292
Weiju
Accrued expenses and other current liabilities:
Guarantee liabilities paid		$ 13,200